Schedule of Estimated Future Amortization of Intangibles (Details)	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 1,657,881
2022	1,657,881
2023	1,657,881
2024	1,657,881
2025	1,446,452
Thereafter	4,320,361
Total	$ 12,398,337